Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning Balance at Dec. 31, 2011	€ 1,784	€ 39,784	€ (3,590)	€ (28,093)	€ (1,172)	€ 8,714
Beginning Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)				(7,475)		(7,475)
Translation adjustment			315			315
Warrants and stock options granted		881				881
Capital increase	654	5,126				5,780
Capital increase (Shares)						5,027,225
Provision for retirement indemnities			(52)			(52)
Ending Balance at Dec. 31, 2012	2,438	45,791	(3,327)	(35,569)	(1,172)	8,161
Ending Balance (Shares) at Dec. 31, 2012						18,372,229
Net income (loss)				(5,021)		(5,021)
Translation adjustment			154			154
Warrants and stock options granted		367				367
Capital increase	444	5,227				5,671
Capital increase (Shares)						3,417,441
Provision for retirement indemnities			(48)			(48)
Ending Balance at Dec. 31, 2013	2,882	51,385	(3,221)	(40,590)	(1,172)	9,284
Ending Balance (Shares) at Dec. 31, 2013						21,789,670
Net income (loss)				(512)		(512)
Translation adjustment			151			151
Warrants and stock options granted		140				140
Capital increase	400	5,819				6,219
Capital increase (Shares)						3,075,750
Provision for retirement indemnities			(141)			(141)
Ending Balance at Dec. 31, 2014	€ 3,282	€ 57,344	€ (3,211)	€ (41,102)	€ (1,172)	€ 15,141
Ending Balance (Shares) at Dec. 31, 2014						24,865,420